Shareholders’ Equity - Schedule of Status of Option (Details) - Options [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Share Option Plan [Line Items]
Number of options, Outstanding at end of period	16,903,735	16,746,951
Weighted average exercise price, Outstanding at end of period	$ 4.67	$ 4.41
Aggregate intrinsic value, Outstanding at end of period	$ 133,756	$ 22,630
Weighted average remaining contractual life (years), Outstanding at end of period	6 years 6 months 10 days	6 years 5 months 15 days
Number of options, Exercisable options	12,943,952
Weighted average exercise price, Exercisable options	$ 4.81
Aggregate intrinsic value, Exercisable options	$ 100,547
Weighted average remaining contractual life (years), Exercisable options	5 years 10 months 17 days
Number of options, Granted	1,471,035
Weighted average exercise price, Granted	$ 6.65
Number of options, Exercised	(902,512)
Weighted average exercise price, Exercised	$ 3.2
Number of options, Forfeited	(411,739)
Weighted average exercise price, Forfeited	$ 4.51